COMMON STOCK - Schedule of common stock (Details) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 06, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000	100,000,000		36,038,535
Preferred stock, shares authorized	975,000	1,000,000
Total shares authorized		101,000,000
Common stock, shares issued	16,288,124	16,041,464	16,041,464	24,566,386
Common stock, shares outstanding	16,288,124	16,041,464	16,041,464	24,566,386
Par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Total	36,871,502	10,008,474
Series A
Class of Stock [Line Items]
Common stock, shares authorized				30,415,100
Common stock, shares issued				20,179,645
Common stock, shares outstanding				20,179,645
Series B
Class of Stock [Line Items]
Common stock, shares authorized				1,675,600
Common stock, shares issued				1,673,092
Common stock, shares outstanding				1,673,092
Series C
Class of Stock [Line Items]
Common stock, shares authorized				3,947,835
Common stock, shares issued				2,713,649
Common stock, shares outstanding				2,713,649
Par value per share		$ 0.0001
LAAA - Public warrants (transfer)
Class of Stock [Line Items]
Total		4,100,250
LAAA - Private warrants (transfer)
Class of Stock [Line Items]
Total		496,941
PubCo Merger
Class of Stock [Line Items]
Total	3,000,000	3,000,000
2022 Equity Incentive Plan reserve
Class of Stock [Line Items]
Total	2,411,283	2,411,283